Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 17, 2015 shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 shares	Nov. 30, 2020 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans						0
Weighted average grant date fair value of options granted | (per share)		$ 1.73	¥ 11.56	$ 1.27	¥ 8.31
Unrecognized compensation expenses related to options | ¥		$ 53,652	¥ 53,652	$ 99,975	¥ 99,975
Sunglow
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expenses related to options | ¥		$ 10,284	¥ 10,284
Sunglow | Guangdong Lizi
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity interests							1.00%
Equity investments amount | ¥							¥ 175
2015 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share incentive plan effective period	10 years
Maximum number of shares issued under share incentive plan	12,727,272
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan		23,920,828	23,920,828
Number of share options granted to employees under stock incentive plans		38,400,000	38,400,000	19,175,500	19,175,500
2018 Share Incentive Plan | Vested after 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage		40.00%	40.00%	40.00%	40.00%
2018 Share Incentive Plan | Vested in Two Equal Installments over Following 24 Months
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vested percentage		60.00%	60.00%	60.00%	60.00%